Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(h)
Year	Summary compensation table total for Paul Sekhri (1)	Summary compensation table total for Richard Nelson(2)	Summary compensation table total for Deepa Prasad (3)	Compensation actually paid to Paul Sekhri(7)	Compensation actually paid to Richard Nelson(8)	Compensation actually paid to Deepa Prasad(8)	Average summary compensation table total for non-PEO NEOs(5)	Average compensation actually paid to non-PEO NEOs(5)(8)	Value of initial fixed $100 investment based on total share-holder return (6)	Net loss (in thousands)(7)
2022	$1,721,433	$514,071	$1,326,967	$1,465,434	$481,207	$(386,153)	$373,661	$335,208	$34	$(19,164)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(h)
Year	Summary compensation table total for Deepa Prasad (3)	Summary compensation table total for Steve Holcombe(4)	Compensation actually paid to Deepa Prasad(9)	Compensation actually paid to Steve Holcombe(9)	Average summary compensation table total for non-PEO NEOs(5)	Average compensation actually paid to non-PEO NEOs(5)(9)	Value of initial fixed $100 investment based on total share-holder return (6)	Net loss (in thousands)(7)
2021	$3,292,465	$1,911,261	$2,210,989	$1,134,182	$881,455	$343,553	$52	$(12,987)

Named Executive Officers, Footnote [Text Block]	Mr. Sekhri became CEO of vTv Therapeutics Inc. and its principal executive officer on August 1, 2022, at which point Mr. Nelson transitioned to the role of executive vice president.Mr. Nelson became CEO of vTv Therapeutics Inc. and its principal executive officer on March 29, 2022, at which point Ms. Prasad transitioned to serve as a strategic advisor to the Company until September 29, 2022.Ms. Prasad became CEO of vTv Therapeutics Inc. and its principal executive officer through October 19, 2021, at which point Mr. Holcombe transitioned to serve as a strategic advisor to the Company until December 31, 2022.Mr. Holcombe was CEO of vTv Therapeutics Inc. and it's principal executive officer until October 21, 2021 at which point Ms. Prasad was appointed CEO of vTv Therapeutics Inc. and its principal executive officer.The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for each fiscal year shown: 2022 - Mr. Tuch and Mr. Brown; 2021- Mr. Howard. Although Ms. Abrams was an executive officer in 2021, she received no compensation for her service as such in 2021.
PEO Total Compensation Amount	$ 373,661	$ 881,455
PEO Actually Paid Compensation Amount	$ 335,208	343,553
Adjustment To PEO Compensation, Footnote [Text Block]	For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	PEO			AVERAGE NON-PEO NEOs
	Sekhri	Nelson	Prasad
Total Compensation Reported in 2022 Summary Compensation Table	$1,721,433	$514,071	$1,326,967	$373,661
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	(1,518,002)	(346,323)	—	(236,829)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	1,262,003	157,998	—	200,710
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—	(154,410)	(1,114)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	155,461	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	—	—	—	(1,220)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—	(1,558,710)	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—	—	—
Total Adjustments	(255,999)	(32,864)	(1,713,120)	(38,453)
Compensation Actually Paid for Fiscal Year 2022	$1,465,434	$481,207	$(386,153)	$335,208
For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

	PEO		AVERAGE NON-PEO NEOs
	Prasad	Holcombe
Total Compensation Reported in 2021 Summary Compensation Table	$3,292,465	$1,911,261	$881,455
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	(3,159,756)	(780,499)	(179,939)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	2,078,280	291,995	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	(238,079)	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	—	(50,496)	(24,142)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—	(333,821)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—	—
Total Adjustments	(1,081,476)	(777,079)	(537,902)
Compensation Actually Paid for Fiscal Year 2021	$2,210,989	$1,134,182	$343,553

Non-PEO NEO Average Total Compensation Amount	$ 373,661	881,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 335,208	343,553
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	PEO			AVERAGE NON-PEO NEOs
	Sekhri	Nelson	Prasad
Total Compensation Reported in 2022 Summary Compensation Table	$1,721,433	$514,071	$1,326,967	$373,661
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	(1,518,002)	(346,323)	—	(236,829)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	1,262,003	157,998	—	200,710
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—	(154,410)	(1,114)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	155,461	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	—	—	—	(1,220)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—	(1,558,710)	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—	—	—
Total Adjustments	(255,999)	(32,864)	(1,713,120)	(38,453)
Compensation Actually Paid for Fiscal Year 2022	$1,465,434	$481,207	$(386,153)	$335,208
For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

	PEO		AVERAGE NON-PEO NEOs
	Prasad	Holcombe
Total Compensation Reported in 2021 Summary Compensation Table	$3,292,465	$1,911,261	$881,455
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	(3,159,756)	(780,499)	(179,939)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	2,078,280	291,995	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	(238,079)	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	—	(50,496)	(24,142)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—	(333,821)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—	—
Total Adjustments	(1,081,476)	(777,079)	(537,902)
Compensation Actually Paid for Fiscal Year 2021	$2,210,989	$1,134,182	$343,553

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid (“CAP”) versus Total Cumulative Return
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEOs and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is directionally aligned with the Company’s total shareholder return over the two years presented in the table. This is because a significant portion of the “compensation actually paid” to the PEOs and to the non-PEO PEOs is comprised of equity awards.
The Company’s stock price has had the most profound impact on the change from the compensation reported in the “Summary Compensation Table.” Specifically, our stock price performance in 2022 and 2021 has resulted in a significant decline in the fair value of the total shareholder return (TSR), as measured at the end of the applicable fiscal years, and particularly as of the end of fiscal year 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus Net Loss
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEOs and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is not directionally aligned with the Company’s net loss over the two years presented in the table due to the weight placed on equity-based compensation in our pay mix, as well as the impact the Company’s stock price has had on the ‘compensation actually paid’ amounts during the applicable fiscal years.

Total Shareholder Return Amount	$ 34	52
Net Income (Loss)	$ (19,164,000)	(12,987,000)
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2022 or 2021.Represents the amount of net loss reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
Sekhri [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,721,433
PEO Actually Paid Compensation Amount	$ 1,465,434
PEO Name	Sekhri
Nelson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 514,071
PEO Actually Paid Compensation Amount	$ 481,207
PEO Name	Nelson
Prasad [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,326,967	3,292,465
PEO Actually Paid Compensation Amount	$ (386,153)	$ 2,210,989
PEO Name	Prasad	Prasad
Holcombe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,911,261
PEO Actually Paid Compensation Amount		$ 1,134,182
PEO Name		Holcombe
PEO [Member] | Sekhri [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (1,518,002)
PEO [Member] | Sekhri [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,262,003
PEO [Member] | Sekhri [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Sekhri [Member] | Equity Awards Granted During the Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Sekhri [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Sekhri [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Sekhri [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Sekhri [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(255,999)
PEO [Member] | Nelson [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(346,323)
PEO [Member] | Nelson [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	157,998
PEO [Member] | Nelson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Nelson [Member] | Equity Awards Granted During the Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	155,461
PEO [Member] | Nelson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Nelson [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Nelson [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Nelson [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,864)
PEO [Member] | Prasad [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	$ (3,159,756)
PEO [Member] | Prasad [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	2,078,280
PEO [Member] | Prasad [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(154,410)	0
PEO [Member] | Prasad [Member] | Equity Awards Granted During the Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Prasad [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Prasad [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,558,710)	0
PEO [Member] | Prasad [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Prasad [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,713,120)	(1,081,476)
PEO [Member] | Holcombe [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(780,499)
PEO [Member] | Holcombe [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		291,995
PEO [Member] | Holcombe [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(238,079)
PEO [Member] | Holcombe [Member] | Equity Awards Granted During the Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
PEO [Member] | Holcombe [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(50,496)
PEO [Member] | Holcombe [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
PEO [Member] | Holcombe [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
PEO [Member] | Holcombe [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(777,079)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(236,829)	(179,939)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	200,710	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,114)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,220)	(24,142)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(333,821)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (38,453)	$ (537,902)